Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair value change of common stock warrant	$ (2,103,000)
Fair value change of contingent consideration, net	0	1,994,000
Significant fair value adjustments for nonfinancial assets	0	0	0	0
Significant fair value adjustments for nonfinancial Liabilities	$ 0	$ 0	$ 0	$ 0